Quarterly Holdings Report
for

Fidelity Managed Retirement 2030 Fund℠

October 31, 2020

R97-QTLY-1220
1.9895838.101

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	40,927	$655,236
Fidelity Series Commodity Strategy Fund (a)	65,997	278,509
Fidelity Series Large Cap Growth Index Fund (a)	31,134	428,401
Fidelity Series Large Cap Stock Fund (a)	33,651	464,388
Fidelity Series Large Cap Value Index Fund (a)	77,146	883,322
Fidelity Series Small Cap Opportunities Fund (a)	17,011	220,291
Fidelity Series Value Discovery Fund (a)	25,860	320,151
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,310,406)		3,250,298

International Equity Funds - 26.0%
Fidelity Series Canada Fund (a)	15,355	150,019
Fidelity Series Emerging Markets Fund (a)	13,022	125,660
Fidelity Series Emerging Markets Opportunities Fund (a)	52,391	1,126,405
Fidelity Series International Growth Fund (a)	21,674	390,354
Fidelity Series International Index Fund (a)	16,856	160,802
Fidelity Series International Small Cap Fund (a)	8,029	140,901
Fidelity Series International Value Fund (a)	47,559	392,360
Fidelity Series Overseas Fund (a)	36,627	388,984
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,819,745)		2,875,485

Bond Funds - 39.2%
Fidelity Series Corporate Bond Fund (a)	62,520	694,595
Fidelity Series Emerging Markets Debt Fund (a)	7,572	67,925
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,115	11,153
Fidelity Series Floating Rate High Income Fund (a)	1,851	16,325
Fidelity Series Government Bond Index Fund (a)	76,057	833,580
Fidelity Series High Income Fund (a)	9,002	81,827
Fidelity Series Inflation-Protected Bond Index Fund (a)	71,196	758,240
Fidelity Series International Credit Fund (a)	522	5,412
Fidelity Series Investment Grade Bond Fund (a)	79,293	928,518
Fidelity Series Investment Grade Securitized Fund (a)	61,040	637,873
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,236	251,852
Fidelity Series Real Estate Income Fund (a)	5,034	50,139
TOTAL BOND FUNDS
(Cost $4,365,102)		4,337,439

Short-Term Funds - 5.4%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	388,246	388,246
Fidelity Series Short-Term Credit Fund (a)	3,881	39,662
Fidelity Series Treasury Bill Index Fund (a)	16,792	168,087
TOTAL SHORT-TERM FUNDS
(Cost $595,487)		595,995
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,090,740)		11,059,217
NET OTHER ASSETS (LIABILITIES) - 0.0%		288
NET ASSETS - 100%		$11,059,505

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$366,396	$470,714	$85,200	$116,898	$(5,045)	$(91,629)	$655,236
Fidelity Series Canada Fund	83,339	83,761	9,830	--	409	(7,660)	150,019
Fidelity Series Commodity Strategy Fund	152,479	146,600	26,700	1,031	1,529	4,601	278,509
Fidelity Series Corporate Bond Fund	385,687	382,192	54,160	10,992	(18)	(19,106)	694,595
Fidelity Series Emerging Markets Debt Fund	38,055	35,380	3,705	723	10	(1,815)	67,925
Fidelity Series Emerging Markets Debt Local Currency Fund	--	11,153	--	--	--	--	11,153
Fidelity Series Emerging Markets Fund	67,536	64,482	9,862	--	610	2,894	125,660
Fidelity Series Emerging Markets Opportunities Fund	613,874	576,350	95,399	--	6,301	25,279	1,126,405
Fidelity Series Floating Rate High Income Fund	8,612	8,537	872	158	14	34	16,325
Fidelity Series Government Bond Index Fund	456,266	464,466	59,198	14,270	(906)	(27,048)	833,580
Fidelity Series Government Money Market Fund 0.14%	110,006	313,701	35,461	130	--	--	388,246
Fidelity Series High Income Fund	44,143	42,833	4,358	944	78	(869)	81,827
Fidelity Series Inflation-Protected Bond Index Fund	414,686	393,243	51,631	136	(99)	2,041	758,240
Fidelity Series International Credit Fund	3,022	2,516	113	40	2	(15)	5,412
Fidelity Series International Growth Fund	220,906	210,254	35,530	--	824	(6,100)	390,354
Fidelity Series International Index Fund	90,712	85,366	9,938	--	(191)	(5,147)	160,802
Fidelity Series International Small Cap Fund	74,135	70,135	7,165	--	605	3,191	140,901
Fidelity Series International Value Fund	220,236	217,142	24,012	--	(57)	(20,949)	392,360
Fidelity Series Investment Grade Bond Fund	508,924	534,181	68,656	39,614	(1,498)	(44,433)	928,518
Fidelity Series Investment Grade Securitized Fund	344,137	351,810	45,282	13,628	(353)	(12,439)	637,873
Fidelity Series Large Cap Growth Index Fund	251,357	226,902	51,719	--	448	1,413	428,401
Fidelity Series Large Cap Stock Fund	256,997	262,849	33,752	10,959	(100)	(21,606)	464,388
Fidelity Series Large Cap Value Index Fund	486,669	463,309	59,400	--	2,015	(9,271)	883,322
Fidelity Series Long-Term Treasury Bond Index Fund	140,647	148,088	20,410	1,092	(572)	(15,901)	251,852
Fidelity Series Overseas Fund	221,336	211,158	28,679	--	492	(15,323)	388,984
Fidelity Series Real Estate Income Fund	26,004	27,060	2,731	797	57	(251)	50,139
Fidelity Series Short-Term Credit Fund	39,547	270	--	268	--	(155)	39,662
Fidelity Series Small Cap Opportunities Fund	122,766	116,006	20,241	1,156	941	819	220,291
Fidelity Series Treasury Bill Index Fund	168,040	47	--	46	--	--	168,087
Fidelity Series Value Discovery Fund	173,663	167,966	25,212	--	1,128	2,606	320,151
	6,090,177	6,088,471	869,216	212,882	6,624	(256,839)	11,059,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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